Interest in Joint Venture (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of consolidated statements of financial position

The following table provides aggregated summarized financial information for the Group’s joint venture as it relates to the amounts recognized in the Group’s Consolidated Statements of Loss and Other Comprehensive Income/(Loss) and Consolidated Statements of Financial Position:

	Consolidated Statements of Loss and Other Comprehensive Income/(Loss)		Consolidated Statements of Financial Position
(SEK in thousands)	2025	2024	2025	2024
Polar Charge AB	1,430	282	13,027	11,597

Schedule of summarized financial information

The following table provides summarized financial information relating to Polar Charge AB for the 12-month period ending December 31, 2025 and 2024 respectively. The information is presented on a 100% basis.

	For the year ended December 31,
(SEK in thousands)	2025	2024
Income statement
Revenue	6,969	4,750
Net profit before taxation	18,316	3,148
Taxation	(2,725)	(12)
Net profit for the year	15,592	3,136
Group’s share in net profit for the year - 9% (2024: 9)%	1,403	282

	As at December 31,
(SEK in thousands)	2025	2024
Balance sheet
Non-current assets	142,592	128,490
Current assets	8,046	9,648
Total assets	150,638	138,138
Current liabilities	3,200	9,316
Non-current liabilities	2,725	-
Total liabilities	5,925	9,316
Net assets	144,713	128,822
Group’s share in equity - 9% (2024: 9)%	13,024	11,594